Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (accumulated losses)
Beginning balance at Jun. 30, 2018	$ 546,008	$ 889,481	$ 75,974	$ 21	$ (39,276)		$ (380,192)
Loss for the period	(89,799)						(89,799)
Other comprehensive income/(loss)	(141)			(4)	(137)
Total comprehensive profit/(loss) for the period	(89,940)			(4)	(137)		(89,799)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	19,441	19,441
Transactions with owners in their capacity as owners	19,441	19,441
Transfer of services rendered in shares		1,170	(1,170)
Transfer of exercised options		313	(313)
Fair value of share-based payments	5,533		5,533
Reclassification of modified options to/(from) liability	10		10
Increase (decrease) in equity	5,543	1,483	4,060
Ending balance at Jun. 30, 2019	481,052	910,405	80,034	17	(39,413)		(469,991)
Adjustment on adoption of IFRS 16 (net of tax) at Jun. 30, 2020	(827)						(827)
Equity, adjusted opening balance at Jun. 30, 2019	480,225	910,405	80,034	17	(39,413)		(470,818)
Loss for the period	(77,940)						(77,940)
Other comprehensive income/(loss)	700			(446)	1,146
Total comprehensive profit/(loss) for the period	(77,240)			(446)	1,146		(77,940)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	137,840	137,840
Transactions with owners in their capacity as owners	137,840	137,840
Tax credited / (debited) to equity	979		979
Transfer of exercised options		3,205	(3,205)
Fair value of share-based payments	7,522		7,522
Increase (decrease) in equity	8,501	3,205	5,296
Ending balance at Jun. 30, 2020	549,326	1,051,450	85,330	(429)	(38,267)		(548,758)
Loss for the period	(98,811)						(98,811)
Other comprehensive income/(loss)	(1,315)			209	(1,524)
Total comprehensive profit/(loss) for the period	(100,126)			209	(1,524)		(98,811)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	106,809	106,809
Transactions with owners in their capacity as owners	106,809	106,809
Tax credited / (debited) to equity	(91)		(91)
Transfer of exercised options		4,894	(4,894)
Fair value of share-based payments	12,510		12,510
Issuance of warrants	12,969					$ 12,969
Increase (decrease) in equity	25,388	4,894	7,525			12,969
Ending balance at Jun. 30, 2021	$ 581,397	$ 1,163,153	$ 92,855	$ (220)	$ (39,791)	$ 12,969	$ (647,569)